Form N-CSR Cover	6 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	E-Valuator Funds Trust
Entity Central Index Key	0001821505
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report